Tax Matters - Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
U.S. statutory income tax rate	35.00%		35.00%		35.00%
Taxation of non-U.S. operations	(3.00%)	[1],[2],[3],[4]	(3.10%)	[1],[2],[3],[4]	2.50%	[1],[2],[3],[4]
Effective income tax rate reconciliation, tax contingencies	(12.00%)		(2.80%)		(26.30%)
Sales of biopharmaceutical companies	0.00%		0.20%		0.00%
U.S. Healthcare Legislation	1.00%		0.70%		2.80%
U.S. research tax credit and manufacturing deduction	(0.30%)		(0.90%)		(2.30%)
Certain legal settlements and charges	1.40%		0.00%		0.40%
Acquired IPR&D			0.00%		0.50%
Wyeth acquisition-related costs			0.00%		0.50%
All other-net	(0.90%)		2.70%		(0.90%)
Effective tax rate for income from continuing operations	21.20%		31.80%		12.20%
Effective income tax rate reconciliation, change in uncertain tax positions			2.10%

[1]	For a discussion about tax settlements and resolution of certain tax positions, the impact of U.S. Healthcare Legislation, the U.S. research and development tax credit and the impact of certain legal settlements and charges, see Note 5A. Tax Matters: Taxes on Income from Continuing Operations. We received no benefit from the U.S. research and development tax credit in 2012 as the credit expired on December 31, 2011 and was not extended until January 2013.
[2]	In all periods presented, the reduction in the effective tax rate resulting from the jurisdictional location of earnings is largely due to generally lower tax rates as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico, Ireland and Singapore. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Ireland, we benefited from an incentive tax rate effective through 2010 on income from manufacturing operations. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing and other operation
[3]	) For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the United States, together with the cost of repatriation decisions, as well as changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions”. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year as tax rates outside the U.S. are generally lower than the U.S. statutory income tax rate, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; and (iii) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A. Tax Matters: Taxes on Income from Continuing Operations for the components of pre-tax income and Provision for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision for taxes on income
[4]	2010––The rate impact in 2010 also includes the adjustments to increase our uncertain tax positions based on tax positions taken during a prior period (see also the reconciliation of our gross unrecognized tax benefits for 2010 in Note 5D. Tax Matters: Tax Contingencies, where substantially all of the prior period increases relate to non-U.S. jurisdictions). Without this impact, the rate impact in 2010 would have been approximately a 2.1% reduction of the U.S. statutory income tax rate.